Income Taxes - Operating Loss Carryforwards (Details) - HZO, Inc. and Subsidiaries - USD ($)	Dec. 31, 2025	Dec. 31, 2024
U.S. federal
Income Taxes
Operating loss carryforward	$ 132,900,000	$ 126,500,000
State
Income Taxes
Operating loss carryforward	91,400,000	91,000,000
Foreign
Income Taxes
Operating loss carryforward	$ 31,300,000	$ 34,400,000